John Hancock Funds II

Short Duration Credit Opportunities Fund (the fund)

Supplement dated December 31, 2018 to the current Statement of Additional Information (the SAI), as may be supplemented

Effective immediately, David Oliver, Matthew Kearns, Hunter Schwartz, David Torchia, William Perry, Stuart Sclater-Booth, and Kumaran Damodaran are added as portfolio managers for the fund and, together with James E. Craige, Roger M. Lavan, Catherine M. Nolan, Marianne Rossi, and Peter J. Wilby, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Stone Harbor Investment Partners LP.

The following tables reflect information regarding other accounts for which David Oliver, Matthew Kearns, Hunter Schwartz, David Torchia, William Perry, Stuart Sclater-Booth, and Kumaran Damodaran have day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the tables is each portfolio manager’s investments in the Fund and similarly managed accounts he or she manages.

The following table reflects information as of September 30, 2018 for David Oliver, Matthew Kearns, Hunter Schwartz, David Torchia, William Perry, Stuart Sclater-Booth, and Kumaran Damodaran:

	Other Registered		Other Pooled		Other Accounts
	Investment Companies		Investment Vehicles
Portfolio Manager	Number of	Assets	Number of	Assets	Number of	Assets
	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
David Oliver	9	$5,315	19	$7,874	35	$10,003
Matthew Kearns	2	$146	9	$539	7	$1,391
Hunter Schwartz	2	$146	9	$539	7	$1,391
David Torchia	3	$14[1]	13	$2,147[1]	13	$920[2]
William Perry	9	$5,315	19	$7,874	35	$10,003
Stuart Sclater-Booth	9	$5,315	19	$7,874	35	$10,003
Kumaran Damodaran	9	$5,315	19	$7,874	35	$10,003

Number of accounts does not include investors in Stone Harbor’s pooled vehicles.

1Assets reflected for multi-sector funds do not include the assets of the sleeves of those funds that are invested in other pooled vehicles.

2Assets reflected for multi-sector mandates do not include the assets of the sleeves of those accounts that are invested in other pooled vehicles.

The following accounts pay fees based upon performance:

	Other Registered		Other Pooled		Other Accounts
	Investment Companies		Investment Vehicles
Portfolio Manager	Number of	Assets	Number of	Assets	Number of	Assets
	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
David Oliver	0	$0	3	$853	3	$1,997
Matthew Kearns	0	$0	0	$0	0	$0
Hunter Schwartz	0	$0	0	$0	0	$0
David Torchia	0	$0	0	$0	1	$28
William Perry	0	$0	3	$853	3	$1,997
Stuart Sclater-Booth	0	$0	3	$853	3	$1,997
Kumaran Damodaran	0	$0	3	$853	3	$1,997

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by David Oliver, Matthew Kearns, Hunter Schwartz, David Torchia, William Perry, Stuart Sclater-Booth, and Kumaran Damodaran as of September 30, 2018. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio manager that is primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. David Oliver, Matthew Kearns, Hunter Schwartz, David Torchia, William Perry, Stuart Sclater-Booth, and Kumaran Damodaran ownership of fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned1
David Oliver	$0
Matthew Kearns	$0
Hunter Schwartz	$0
David Torchia	$0
William Perry	$0
Stuart Sclater-Booth	$0
Kumaran Damodaran	$0

1 As of September 30, 2018, David Oliver, Matthew Kearns, Hunter Schwartz, David Torchia, William Perry, Stuart Sclater-Booth, and Kumaran Damodaran, beneficially owned $0 of the Fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.